Restatement of Previously Issued Financial Statements (Tables)	4 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of restatement on the balance sheet
	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$207,947,496	$—	$207,947,496
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$261,977	$—	$261,977
Deferred underwriting commissions	7,227,500	—	7,227,500
Derivative warrant liabilities	—	21,226,950	21,226,950
Total liabilities	7,489,477	21,226,950	28,716,427
Class A common stock, $0.0001 par value; shares subject to possible redemption	195,458,010	(21,226,950)	174,231,060
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	110	212	322
Class B common stock – $0.0001 par value	575	—	575
Additional paid-in-capital	5,243,107	3,637,656	8,880,763
Accumulated deficit	(243,783)	(3,637,868)	(3,881,651)
Total stockholders’ equity	5,000,009	—	5,000,009
Total liabilities and stockholders’ equity	$207,947,496	$—	$207,947,496

	As of November 24, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$202,148,859	$—	$202,148,859
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$768,154	$—	$768,154
Deferred underwriting commissions	7,000,000	—	7,000,000
Derivative warrant liabilities	—	18,880,000	18,880,000
Total liabilities	7,768,154	18,880,000	26,648,154
Class A common stock, $0.0001 par value; shares subject to possible redemption	189,380,700	(18,880,000)	170,500,700
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	106	189	295
Class B common stock – $0.0001 par value	575	—	575
Additional paid-in-capital	5,047,921	1,783,139	6,831,060
Accumulated deficit	(48,597)	(1,783,328)	(1,831,925)
Total stockholders’ equity	5,000,005	—	5,000,005
Total liabilities and stockholders’ equity	$202,148,859	$—	$202,148,859

Schedule of restatement operations and comprehensive loss
	Period From September 9, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(242,585)	$—	$(242,585)
Other income (expense):
Loss upon issuance of private placement warrants		(1,103,400)	(1,103,400)
Offering costs associated with derivative warrant liabilities		(724,418)	(724,418)
Change in fair value of derivative warrant liabilities	—	(1,810,050)	(1,810,050)
Loss from investments held in Trust Account	(1,198)	—	(1,198)
Earnings before income taxes	(243,783)	(3,637,868)	(3,881,651)
Income tax benefit
Net loss	$(243,783)	$(3,637,868)	$(3,881,651)

Basic and Diluted weighted-average Class A common shares outstanding	20,547,368	—	20,547,368
Basic and Diluted net income per Class A common shares	$(0.00)	—	$(0.00)
Basic and Diluted weighted-average Class B common shares outstanding	5,055,914	—	5,055,914
Basic and Diluted net loss per Class B common shares	$(0.05)	(0.50)	$(0.55)